Supplementary Balance Sheet Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Annual interest rates	1.31%
Long Term Marketable Securities [Member] | Minimum [Member]
Cash and Cash Equivalents [Line Items]
Maximum maturity period of securities	5 years